Loans from Third Parties (Tables)	12 Months Ended
Dec. 31, 2022
Loans from Third Parties [Abstract]
Schedule of loans from third parties
Loans from third parties	December 31, 2022	December 31, 2021

Sanya Guohong Municipal Projects Construction Co., Ltd.	$-	$627,600
Changshu Tongjiang Engineering Co., Ltd.	145,000	219,660
Zhang Miao	145,000	156,900
Pen Jing	-	156,900
Chen Guo	61,363	66,399
Chai Guirong	145,000	313,800
Hainan Boxinda Science Technology Partnership	212,570	52,718
Yu Zhanfeng	246,500	-
(Qinhua) Beijing Dingji Rubik’s Cube Model Technology Co. LTD	10,150	-
Xinyi Xinshuo Concrete Co., LTD	72,500	-
Chen Gang	68,150	-
Total	$1,106,233	$1,593,977